FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Opening balance	$ (16,644)	$ (19,860)	$ (18,520)
Impairment losses recognized on receivables	(139)	(3,950)	(3,072)
Reversal of impairment losses	2,282	7,166	1,732
Closing balance	$ (14,501)	$ (16,644)	$ (19,860)